ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 6,840	$ 2,296
Payroll liabilities	26	86
Other accrued liabilities	545	537
Accounts payable and accrued liabilities	$ 7,411	$ 2,919